NON-PARTICIPANT DIRECTED INVESTMENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
NON-PARTICIPANT DIRECTED INVESTMENT	NON-PARTICIPANT DIRECTED INVESTMENT
Company common stock is considered to be non-participant directed under the guidance of ASC 962-325, Plan Accounting - Defined Contribution Pension Plans – Investments - Other.

	2025	2024
Net assets - The Procter & Gamble Company common stock	$16,550,299	$20,893,884

Information about the net assets and the significant components of the changes in net assets relating to the non-participant directed investment (P&G common stock) as of December 31, 2025 and 2024, and for the years then ended, is as follows:

	2025	2024
Changes in net assets:
Contributions	$74,544	$78,439
Net (depreciation)/appreciation in fair value of investments	(2,886,516)	2,819,639
Dividends	503,238	515,430
Benefits paid to participants	(633,723)	(2,175,350)
Net transfers to participant-directed investments	(1,391,610)	(482,008)
Management fees	(9,518)	(12,835)

Net Change	(4,343,585)	743,315

The Procter & Gamble Company common stock - beginning of year	20,893,884	20,150,569

The Procter & Gamble Company common stock - end of year	$16,550,299	$20,893,884